Sales and Marketing Expenses	12 Months Ended
Dec. 31, 2025
Sales and Marketing Expenses [Abstract]
Sales and Marketing Expenses

Note 14 — Sales and Marketing Expenses

	Year ended December 31 2025	Year ended December 31 2024
	USD thousands	USD thousands
Salaries and related expenses	3,535	2,443
Share based payments	555	51
Consultants	540	336
Travel and Conferences	412	162
Rent and office maintenance	116	—
Other	538	324
	5,696	3,316